Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived Intangible Assets Amortization Expense [Table Text Block]
The gross carrying amount and accumulated amortization of intangible assets are as follows:

	March 31, 2015			Weighted
	Gross		Net	Average
	Carrying	Accumulated	Carrying	Remaining Life
(in thousands)	Amount	Amortization	Amount	(Years)
Amortizing intangible assets:
Core deposit intangible	$1,566	$258	$1,308	8.34

	December 31, 2014			Weighted
	Gross		Net	Average
	Carrying	Accumulated	Carrying	Remaining Life
(in thousands)	Amount	Amortization	Amount	(Years)
Amortizing intangible assets:
Core deposit intangible	$1,566	$175	$1,391	8.59

The gross carrying amount and accumulated amortization of intangible assets are as follows:

	December 31, 2014			Weighted
	Gross		Net	Average
	Carrying	Accumulated	Carrying	Remaining Life
(in thousands)	Amount	Amortization	Amount	(Years)

Amortizing intangible assets:
Core deposit intangible	$1,566	$175	$1,391	8.59

During 2014, we acquired additional core deposit intangible totaling $513 thousand for the Havre de Grace branch acquisition, and $677 thousand for the NBRS Acqusition.

	December 31, 2013			Weighted
	Gross		Net	Average
	Carrying	Accumulated	Carrying	Remaining Life
(in thousands)	Amount	Amortization	Amount	(Years)
Amortizing intangible assets:
Core deposit intangible	$376	$34	$342	9.00

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated future amortization expense for amortizing intangibles for the years ending December 31, are as follows:

(in thousands)
2015	$230
2016	241
2017	187
2018	149
2019	122
Thereafter	379
Total amortizing intangible assets	$1,308

Estimated future amortizing expense for amortizing intangibles within the years ending December 31, are as follows:

(in thousands)
2015	$313
2016	241
2017	187
2018	149
2019	122
Thereafter	379
Total amortizing intangible assets	$1,391